Revenue	12 Months Ended
Jun. 30, 2026
Revenue [abstract]
Revenue
NOTE 5. REVENUE

	June 30, 2026	June 30, 2025
	A$	A$
Licensing revenue	14,556,923	—

The Company received US$20 million (A$28.8 million) as an upfront license fee from Dr Reddy’s in January 2026, of which US$2.7 million (A$4.1 million) was recognized as revenue and US$17.3 million (A$25.8 million) as unearned revenue in the Company’s Half-Year Report at December 31, 2025. Following discontinuation of TACTI-004, Immutep repaid US$10 million (A$14.3 million) to Dr Reddy’s in June 2026, hence reducing the unearned revenue accordingly. During FY2026, Immutep fulfilled all performance obligations associated with the balance of the upfront payment and therefore recognized US$10 million (A$14.6 million) in total as revenue from the licensing and collaboration partner. No unearned revenue is recorded as at June 30, 2026. USD amounts are translated at the respective transaction-date exchange rates, which is why identical USD amounts appear at different AUD values.